Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Treasury Obligations Cash Management
Entity Central Index Key	0000796251
Document Period End Date	Jul. 31, 2024
Institutional Shares – DTRXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Institutional Shares
Trading Symbol	DTRXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Investor Shares – DTVXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Investor Shares
Trading Symbol	DTVXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Administrative Shares – DTAXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Administrative Shares
Trading Symbol	DTAXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Participant Shares – DTPXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Participant Shares
Trading Symbol	DTPXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Wealth Shares – DTKXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Wealth Shares
Trading Symbol	DTKXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares – DTNXX
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Obligations Cash Management
Class Name	Service Shares
Trading Symbol	DTNXX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dreyfus Treasury Obligations Cash Management | Institutional Shares – DTRXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.17%	[1],[2]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Treasury Obligations Cash Management | Investor Shares – DTVXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 21	[3]
Expense Ratio, Percent	0.42%	[3],[4]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Treasury Obligations Cash Management | Administrative Shares – DTAXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.28%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.28%	[5],[6]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Treasury Obligations Cash Management | Participant Shares – DTPXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 29	[7]
Expense Ratio, Percent	0.57%	[7],[8]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Treasury Obligations Cash Management | Wealth Shares – DTKXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$22	0.43%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 22	[9]
Expense Ratio, Percent	0.43%	[9],[10]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
Dreyfus Treasury Obligations Cash Management | Service Shares – DTNXX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Dreyfus Treasury Obligations Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$50	0.99%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 50	[11]
Expense Ratio, Percent	0.99%	[11],[12]
Net Assets	$ 44,566,000,000
Holdings Count	67
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$44,566	67

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized
[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized